Cover Page	May 18, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 18, 2020
Entity Registrant Name	BOTTOMLINE TECHNOLOGIES INC /DE/
Entity Central Index Key	0001073349
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-25259
Entity Tax Identification Number	02-0433294
Entity Address, Address Line One	325 Corporate Drive
Entity Address, Postal Zip Code	03801-6808
Entity Address, City or Town	Portsmouth,
Entity Address, State or Province	NH
City Area Code	603
Local Phone Number	436-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $.001 par value per share
Trading Symbol	EPAY
Security Exchange Name	NASDAQ